Disposal of assets and other changes in organizational structure (Details Narrative) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Jan. 05, 2021	Jun. 30, 2021	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Carrying amount of net assets		$ 53
Net of transactions costs		$ 2,252	$ 2,252
Description of other operation	On January 5, 2021, Petrobras acquired 100% of shares of the structured entity Companhia de Desenvolvimento e Modernização de Plantas Industriais (CDMPI) for US$ 9 thousand. The difference between the amount paid and CDMPI's negative shareholders' equity, in the amount of US$ 691, was registered as a capital transaction, reducing the shareholders' equity attributable to shareholders of Petrobras, while increasing non-controlling interests, since Petrobras already controlled its operations prior to this transaction.
Petrobras Paraguay [Member]
IfrsStatementLineItems [Line Items]
Percentage of disposal interest			37.50%
Gain on the transaction			$ 277
Transaction closed [member]
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets			(i) US$ 5 was paid at the contract signing; (ii) US$ 8 to be paid at the transaction closing; (iii) up to US$ 42 as contingent payments provided for in the contract, related to factors such as Malombe's declaration of commerciality, future oil prices and extension of the concession terms. This transaction is subject to price adjustments and to the fulfillment of conditions precedent, such as approval by the Brazilian Agency of Petroleum, Natural Gas and Biofuels (ANP)
Transaction pending two [member]
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets			(i) US$ 11 paid upon the contract signing; (ii) US$ 44 to be paid at the transaction closing; (iii) US$ 80 deferred in three installments over three years from the transaction closing.
Transaction pending three [member]
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets			US$ 60 at the transaction signing and US$ 240 at the transaction closing, and is subject to price adjustments and conditions precedent, such as approval by the ANP.
Transaction pending four [member]
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets			BR Distribuidora in the amount of US$ 5.20 (R$ 26.00), totaling US$ 2,271 (R$11,358 million). Thus, in the six-month period ended June 30, 2021, a US$ 404 impairment reversal was recognized
Transaction pending five [member]
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets			US$ 36 to Petrobras, after price adjustments (including cash inflows from the sale of crude oil from the concession), in addition to US$ 8 paid to Petrobras upon the contract signing. In addition, there is a contingent amount of US$ 20 linked to a potential new commercial discovery in the field.
Transactions pending [member]
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets			US$ 100 was adjusted considering the cash flows arising from the Company’s interest in the field from July 1, 2019 (inception date of the negotiation) to February 5, 2021 (closing date). In addition, there is a contingent payment amounting to US$ 20 subject to a new discovery in the field.
Transaction closed seven [member]
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets			US$ 62 to Petrobras, in addition to US$ 6 paid upon the contract signing, totaling US$ 68. As a result of this operation, a US$ 34 loss was reclassified to the statement of income, within other income and expenses, relating to cumulative translation adjustments arising from exchange rate variations recognized in PUDSA's shareholders' equity since de acquisition of this investment.
Transaction closed eight [member]
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets			US$ 47 to Petrobras, including price adjustments. Moreover, US$ 12 is held in an escrow account for indemnification of eventual contingencies, to be released according to terms and conditions set forth in the contract.
Transaction closed nine [member]
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets			US$ 8 to Petrobras, including price adjustments. The sale of Mangue Seco 3 and 4 was closed with the payment of US$ 14 to Petrobras, including price adjustments, in addition to US$ 4 received at the signing, totaling US$ 18.